STOCK-BASED COMPENSATION (Details Narrative) - 2022 Omnibus Equity Plan [Member] - USD ($)	Feb. 22, 2023	Dec. 16, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Ordinary shares authorized for issuance		2,500,000
Number of options granted	820,000
Option exercise price	$ 1.23
Option term	5 years
Grant date fair value of options	$ 667,016